Segmented Information (Summary of Results by Business Segment) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Oct. 31, 2023
Disclosure of operating segments [line items]
Net interest income (loss)	$ 7,579	$ 7,289	$ 22,532	$ 22,450
Non-interest income (loss)	6,597	5,625	19,177	15,062
Total revenue	14,176	12,914	41,709	37,512
Provision for (recovery of) credit losses	1,072	766	3,144	2,055
Insurance service expenses	1,669	1,386	4,283	3,668
Non-interest expenses	11,012	7,359	27,443	22,227
Income (loss) before income taxes and share of net income from investment in Schwab	423	3,403	6,839	9,562
Provision for (recovery of) income taxes	794	704	2,157	2,502
Share of net income from investment in Schwab	190	182	525	708
Net income (loss)	(181)	2,881	5,207	7,768
Assets	1,967,181		1,967,181		$ 1,955,139
Canadian Personal and Commercial Banking [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	3,994	3,571	11,639	10,487
Non-interest income (loss)	1,009	999	3,087	3,076
Total revenue	5,003	4,570	14,726	13,563
Provision for (recovery of) credit losses	435	379	1,325	953
Insurance service expenses	0	0	0	0
Non-interest expenses	1,967	1,895	5,908	5,661
Income (loss) before income taxes and share of net income from investment in Schwab	2,601	2,296	7,493	6,949
Provision for (recovery of) income taxes	729	641	2,097	1,940
Share of net income from investment in Schwab	0	0	0	0
Net income (loss)	1,872	1,655	5,396	5,009
Assets	579,763		579,763		560,303
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)	2,936	2,877	8,676	9,078
Non-interest income (loss)	616	606	1,826	1,689
Total revenue	3,552	3,483	10,502	10,767
Provision for (recovery of) credit losses	378	249	1,143	639
Insurance service expenses	0	0	0	0
Non-interest expenses	5,498	1,972	10,505	6,034
Income (loss) before income taxes and share of net income from investment in Schwab	(2,324)	1,262	(1,146)	4,094
Provision for (recovery of) income taxes	129	148	197	541
Share of net income from investment in Schwab	178	191	555	742
Net income (loss)	(2,275)	1,305	(788)	4,295
Assets	560,691		560,691		561,350
Wealth Management and Insurance [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	316	258	905	799
Non-interest income (loss)	3,033	2,700	8,693	7,875
Total revenue	3,349	2,958	9,598	8,674
Provision for (recovery of) credit losses	0	0	0	1
Insurance service expenses	1,669	1,386	4,283	3,668
Non-interest expenses	1,104	979	3,178	2,951
Income (loss) before income taxes and share of net income from investment in Schwab	576	593	2,137	2,054
Provision for (recovery of) income taxes	146	162	531	545
Share of net income from investment in Schwab	0	0	0	0
Net income (loss)	430	431	1,606	1,509
Assets	22,034		22,034		22,293
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)	(26)	270	361	1,293
Non-interest income (loss)	1,821	1,298	5,154	3,037
Total revenue	1,795	1,568	5,515	4,330
Provision for (recovery of) credit losses	118	25	183	69
Insurance service expenses	0	0	0	0
Non-interest expenses	1,310	1,247	4,240	3,319
Income (loss) before income taxes and share of net income from investment in Schwab	367	296	1,092	942
Provision for (recovery of) income taxes	50	24	209	189
Share of net income from investment in Schwab	0	0	0	0
Net income (loss)	317	272	883	753
Assets	668,249		668,249		673,398
Corporate [member]
Disclosure of operating segments [line items]
Net interest income (loss)	359	313	951	793
Non-interest income (loss)	118	22	417	(615)
Total revenue	477	335	1,368	178
Provision for (recovery of) credit losses	141	113	493	393
Insurance service expenses	0	0	0	0
Non-interest expenses	1,133	1,266	3,612	4,262
Income (loss) before income taxes and share of net income from investment in Schwab	(797)	(1,044)	(2,737)	(4,477)
Provision for (recovery of) income taxes	(260)	(271)	(877)	(713)
Share of net income from investment in Schwab	12	(9)	(30)	(34)
Net income (loss)	(525)	$ (782)	(1,890)	$ (3,798)
Assets	$ 136,444		$ 136,444		$ 137,795